Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of outstanding dilutive securities
The following outstanding potentially dilutive securities have been excluded from the calculation of diluted net loss per share for the six months ended June 30, 2020 and 2021, as their effect is anti-dilutive:

	2020	2021
Convertible Preferred Stock	1,144,461	2,578,518
Stock options to purchase common stock	82,179	219,046
Restricted shares of common stock subject to repurchase	100,824	40,888

The following outstanding potentially dilutive securities have been excluded from the calculation of diluted net loss per share, as their effect is anti-dilutive:

	For the Years Ended December 31,
	2019	2020
Convertible Preferred Stock	934,803	2,578,518
Stock options to purchase common stock	40,000	82,179
Restricted shares of common stock subject to repurchase	181,250	10,250